Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Marketfield Fund
A series of Trust for Professional Managers (the “Trust”)

Supplement dated June 17, 2016 to the
Prospectus and Statement of Additional Information (“SAI”)
dated April 8, 2016

The Board of Trustees (the “Board”) of the Trust, based upon the recommendation of Marketfield Asset Management LLC, the investment adviser to the Marketfield Fund (the “Fund”), has approved closing the Investor Class and Class R2 shares of the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders that the Investor Class and Class R2 shares of the Fund be closed effective as of the close of business on August 15, 2016.  Effective as of August 14, 2016, Investor Class and Class R2 shares will no longer be available for purchase.

Investor Class

Effective as of the close of business on August 15, 2016, the Fund will convert its Investor Class shares into Class A shares of the Fund.  Prior to the conversion, shareholders of Investor Class shares may redeem those shares as described in the Fund’s Prospectus.

If Investor Class shares are not redeemed prior to the conversion on August 15, 2016, each shareholder owning Investor Class shares of the Fund will receive Class A shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their Investor Class shares immediately prior to the conversion.  In addition, following the conversion, reinvested distributions will be invested in Class A shares.  Please see the Fund’s current Prospectus dated April 8, 2016 for more information about the fees and expenses associated with Class A shares.

Investor Class shareholders generally will not recognize a taxable gain or loss on the conversion of their Investor Class shares for Class A shares, and such shareholders will have the same aggregate tax basis in Class A shares received pursuant to the conversion as in their Investor Class shares.  Please note, however, that a redemption of Investor Class shares will be a taxable event and an Investor Class shareholder may recognize a gain or loss in connection with that transaction.  Shareholders should consult their tax advisor for further information regarding the federal, state and/or local tax consequences of redeeming their Investor Class shares that are relevant to their specific situation.

Effective August 15, 2016, all references to Investor Class shares in the Prospectus and SAI are hereby eliminated.

Class R2

Effective as of the close of business on August 15, 2016, the Fund will convert its Class R2 shares into Class I shares of the Fund.  Prior to the conversion, shareholders of Class R2 shares may redeem those shares as described in the Fund’s Prospectus.

If Class R2 shares are not redeemed prior to the conversion on August 15, 2016, each shareholder owning Class R2 shares of the Fund will receive Class I shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their Class R2 shares immediately prior to the conversion.  In addition, following the conversion, reinvested distributions will be invested in Class I shares.  Please see the Fund’s current Prospectus dated April 8, 2016 for more information about the fees and expenses associated with Class I shares.

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Class R2 shareholders generally will not recognize a taxable gain or loss on the conversion of their Class R2 shares for Class I shares, and such shareholders will have the same aggregate tax basis in Class I shares received pursuant to the conversion as in their Class R2 shares.  Please note, however, that a redemption of Class R2 shares will be a taxable event and a Class R2 shareholder may recognize a gain or loss in connection with that transaction.  Shareholders should consult their tax advisor for further information regarding the federal, state and/or local tax consequences of redeeming their Class R2 shares that are relevant to their specific situation.

Effective August 15, 2016, all references to Class R2 shares in the Prospectus and SAI are hereby eliminated.

On June 15, 2016, the Board also approved the reduction of the minimum initial investment amount for the Class A and Class I shares of the Fund.

Effective as of the close of business on August 15, 2016, the following disclosures in the Prospectus are hereby revised to reflect the reduction of the minimum initial investment amounts:

Prospectus – Page 9 – “Summary Section – Minimum Investment Amounts”

Minimum Investment Amounts
	Initial Investment	Subsequent Investments
Class A Shares	$2,500	$0
Class C Shares	$2,500	$50
Class I Shares – individual investors	$1,000,000	$0
Class I Shares – institutional investors	$0	$0
Class R6 Shares	$250,000	$0

Prospectus – Page 32 – “Shareholder Information – Minimum Investment Amounts”

Minimum Investment Amounts
	Initial Investment	Subsequent Investments
Class A Shares	$2,500	$0
Class C Shares	$2,500	$50
Class I Shares – individual investors	$1,000,000	$0
Class I Shares – institutional investors	$0	$0
Class R6 Shares	$250,000	$0

Effective immediately, the following disclosure in the SAI is hereby revised to reflect the correct fund administration and fund account services fee schedule:

SAI – Page 90 – Service Providers

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement between the Trust and U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Administrator acts as the Fund’s administrator.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  USBFS also acts as fund accountant, transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.  For its administration and fund accounting services, the Administrator receives from the Fund a combined fee computed daily and payable monthly based on the Fund’s average net assets at the rate of 0.05% of average net assets on the first $2 billion, 0.03% of average net assets on the next $4 billion, 0.02% of average net assets on the next $2 billion and 0.01% on the balance over $8 billion, all subject to a monthly minimum fee of $60,000.

Please retain this supplement with your Prospectus and SAI

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Marketfield Fund
A series of Trust for Professional Managers (the “Trust”)

Supplement dated June 17, 2016 to the
Class P Prospectus dated April 8, 2016

This supplement amends the Prospectus of the Class P shares of the Marketfield Fund (the “Fund”) and the SAI of the Fund.

Closing of Class P Shares

The Board of Trustees (the “Board”) of the Trust, based upon the recommendation of Marketfield Asset Management LLC, the investment adviser to the Fund, has approved closing the Class P shares of the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders that the Class P shares of the Fund be closed effective as of the close of business on August 15, 2016.  Effective as of August 14, 2016, Class P shares will no longer be available for purchase.

Effective as of the close of business on August 15, 2016, the Fund will convert its Class P shares into Class I shares of the Fund.  Prior to the conversion, shareholders of Class P shares may redeem those shares as described in the Fund’s Prospectus.

If Class P shares are not redeemed prior to the conversion on August 15, 2016, each shareholder owning Class P shares of the Fund will receive Class I shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their Class P shares immediately prior to the conversion.  In addition, following the conversion, reinvested distributions will be invested in Class I shares.  Please see the Fund’s current Prospectus dated April 8, 2016 for more information about the fees and expenses associated with Class I shares.

Class P shareholders generally will not recognize a taxable gain or loss on the conversion of their Class P shares for Class I shares, and such shareholders will have the same aggregate tax basis in Class I shares received pursuant to the conversion as in their Class P shares.  Please note, however, that a redemption of Class P shares will be a taxable event and a Class P shareholder may recognize a gain or loss in connection with that transaction.  Shareholders should consult their tax advisor for further information regarding the federal, state and/or local tax consequences of redeeming their Class P shares that are relevant to their specific situation.

Effective August 15, 2016, all references to Class P shares in the SAI are hereby eliminated.

Please retain this supplement with your Prospectus and
Statement of Additional Information